Investments in Joint Ventures and Associates - Summary of Overview of Summarized Financial Information to Carrying Amount of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [Line Items]
Fair value adjustments	€ (26,228)	€ (20,665)	€ (20,540)
Carrying amount	1,566	1,503	€ 1,430
ASR [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	8,774	8,863
Net assets of joint venture excluding goodwill	8,723	8,827
Fair value adjustments	66	50
Goodwill on acquisition	94	117
Carrying amount	2,264	2,811
Aegon [member] | ASR [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	2,104	2,644
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	624	657
Net assets of joint venture excluding goodwill	545	577
Goodwill on acquisition	80	80
Carrying amount	357	374
Santander Spain Life [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	278	294
AIFMC [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	1,024	985
Net assets of joint venture excluding goodwill	1,024	985
Goodwill on acquisition	1	1
Carrying amount	502	483
AIFMC [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	502	483
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture as presented above	1,279	1,159
Net assets of joint venture excluding goodwill	1,160	1,040
Goodwill on acquisition	119	120
Carrying amount	707	646
Other Joint ventures [member] | Aegon [member]
Disclosure of joint ventures [Line Items]
Net assets of joint venture excluding goodwill	€ 588	€ 526